GENERAL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Reclassification and Adjustment of Revenues for Cemetery Operations to Corresponding Presentation in Consolidated Statement of Operations	The following reclassifications outlined in the table below were made to the consolidated statement of operations for the year ended December 31, 2017 to conform the presentation of revenues for Cemetery Operations to the corresponding presentation in the consolidated statement of operations for the year ended December 31, 2018.
Financial Statement Line Item	2017 As Previously Reported	Reclassifications	2017 As Adjusted
Revenues:
Cemetery:
Interments	$—	$75,077	$75,077
Merchandise	159,546	(83,944)	75,602
Services	62,435	8,269	70,704
Investment and other	54,715	598	55,313
Total Cemetery Revenues	$276,696	$—	$276,696

Schedule of Assets Held for Sale		Assets held for sale consisted of the following at the date indicated (in thousands):
Estimated Useful Lives	Maintenance and repairs are charged to expense as incurred, whereas additions and major replacements are capitalized and depreciation is recorded over their estimated useful lives as follows:
Buildings and improvements	10 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	over the shorter of the term of the lease or the life of the asset

Reconciliation of Net Income (Loss) Allocated to Common Limited Partners

The following is a reconciliation of net loss allocated to the common limited partners for purposes of calculating net loss attributable to common limited partners per unit (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net loss	$(42,652)	$(17,225)	$(99,584)	$(52,165)
Less: Incentive distribution right (“IDR”) payments to general partner	—	—	—	—
Net loss to allocate to general and limited partners	(42,652)	(17,225)	(99,584)	(52,165)
General partner’s interest excluding IDRs	(426)	(179)	(1,018)	(543)
Net loss attributable to common limited partners	$(42,226)	$(17,046)	$(98,566)	$(51,622)

The following is a reconciliation of net income (loss) allocated to the common limited partners for purposes of calculating net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Net loss	$(72,699)	$(75,158)
Less: Incentive distribution right (“IDR”) payments to general partner	—	—
Net loss to allocate to general and limited partners	(72,699)	(75,158)
General partner’s interest excluding IDRs	(757)	(782)
Net loss attributable to common limited partners	$(71,942)	$(74,376)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

The cumulative effect of adopting the new revenue standard impacted the Partnership’s consolidated January 1, 2018 balance sheet as follows (in thousands):

Balance Sheet	Balance as of December 31, 2017	Impact of Adoption of FASB ASC 606	Balance as of January 1, 2018
Assets
Current Assets:
Cash and cash equivalents	$6,821	$-	$6,821
Accounts receivable, net of allowance	79,116	(6,122)	72,994
Prepaid expenses	4,580	-	4,580
Assets held for sale	1,016	-	1,016
Other current assets	21,453	-	21,453
Total current assets	112,986	(6,122)	106,864

Long-term accounts receivable - net of allowance	105,935	(6,527)	99,408
Cemetery property	333,404	(2,020)	331,384
Property and equipment, net of accumulated depreciation	114,090	-	114,090
Merchandise trusts, restricted, at fair value	515,456	-	515,456
Perpetual care trusts, restricted, at fair value	339,928	-	339,928
Deferred selling and obtaining costs	126,398	(18,557)	107,841
Deferred tax assets	84	7	91
Goodwill	24,862	-	24,862
Intangible assets	63,244	-	63,244
Other assets	19,695	-	19,695
Total assets	$1,756,082	$(33,219)	$1,722,863
Liabilities and partners' capital
Current liabilities
Accounts payable and accrued liabilities	$43,023	$1,329	$44,352
Accrued interest	1,781	-	1,781
Current portion, long-term debt	1,002	-	1,002
Total current liabilities	45,806	1,329	47,135
Long-term debt, net of deferred financing costs	317,693	-	317,693
Deferred revenues, net	912,626	(9,558)	903,068
Deferred tax liabilities	9,638	(367)	9,271
Perpetual care trust corpus	339,928	-	339,928
Other long term liabilities	38,695	3,474	42,169
Total liabilities	1,664,386	(5,122)	1,659,264

Partners' capital
General partner	(2,959)	(292)	(3,251)
Common partner	94,655	(27,805)	66,850
Total partners' equity	91,696	(28,097)	63,599

Total liabilities and partners' equity	$1,756,082	$(33,219)	$1,722,863

In accordance with FASB ASC 606 under the modified retrospective approach, the Partnership is required to disclose the impact of the new revenue standard by comparing the results of the current reporting period under FASB ASC 605. The impact of adopting ASC 606 on the Partnership’s condensed consolidated statement of operations for the year ended December 31, 2018 is as follows:

	Year Ended December 31, 2018
Statement of Operations	As Reported Under FASB ASC 606	Balances if Reported Under FASB ASC 605	Impact of Adoption
Revenues:
Cemetery:
Interments	$76,902	$69,111	$7,791
Merchandise	75,412	69,578	5,834
Services	67,278	68,642	(1,364)
Investment and other	42,343	53,787	(11,444)
Funeral home:	-
Merchandise	25,652	25,540	112
Services	28,539	28,998	(459)
Total revenues	$316,126	$315,656	$470

Costs and Expenses:
Cost of goods sold	$54,647	$55,934	$(1,287)
Cemetery expenses	78,708	78,708	-
Selling expense	62,538	60,763	1,775
General and administrative expense	43,081	42,720	361
Corporate overhead	53,281	53,281	-
Depreciation and amortization	11,736	11,736	-
Funeral home expenses:	-
Merchandise	6,579	6,579	-
Services	22,159	22,201	(42)
Other	15,787	15,755	32
Total costs and expenses	$348,516	$347,677	$839
Gain on acquisitions and divestitures	$691	$691
Other losses, net	(12,195)	(12,195)	-
Interest expense	(30,602)	(30,602)	-
Loss before income taxes	(74,496)	(74,127)	(369)
Income tax benefit (expense)	1,797	1,314	483
Net loss	$(72,699)	$(72,813)	$114

Reconciliation of Partnership's Weighted Average Number of Common Limited Partner Units

The following table sets forth the reconciliation of the Partnership’s weighted average number of common limited partner units used to compute basic net loss attributable to common limited partners per unit with those used to compute diluted net loss attributable to common limited partners per unit (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Weighted average number of common limited partner units—basic	38,916	37,959	38,438	37,959
Effect of dilutive incentive awards(1)	—	—	—	—
Weighted average number of common limited partner units—diluted	38,916	37,959	38,438	37,959

(1)

For the three and nine months ended September 30, 2019, the diluted weighted average number of limited partner units outstanding presented on the unaudited condensed consolidated statement of operations does not include 563,183 units as their effects would be anti-dilutive. In addition, all outstanding Preferred Units are exempt for purposes of calculating the diluted weighted average number of common limited partner units, as their conversion is not based on meeting a contingency derived from the Partnership’s unit price. The Preferred Units are convertible upon the completion of the Rights Offering (defined herein), which occurred early in the fourth quarter of 2019. For further detail on the Rights Offering, see Note 17 Subsequent Events. For the three and nine months ended September 30, 2018, the diluted weighted average number of limited partner units outstanding presented on the unaudited condensed consolidated statement of operations does not include 560,839 units, as their effects would be anti-dilutive.

The following table sets forth the reconciliation of the Partnership’s weighted average number of common limited partner units used to compute basic net income (loss) attributable to common limited partners per unit with those used to compute diluted net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Weighted average number of common limited partner units—basic	37,959	37,948
Add effect of dilutive incentive awards (1)	—	—
Weighted average number of common limited partner units—diluted	37,959	37,948

(1)

The diluted weighted average number of limited partners’ units outstanding presented on the consolidated statement of operations does not include 1,333,572 units and 289,937 units for the years ended December 31, 2018 and 2017, respectively, as their effects would be anti-dilutive.